Right of Use Assets (Tables)	6 Months Ended
Jun. 30, 2026
Right of Use Assets [Abstract]
Schedule of Right of Use Assets
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Right-Of-Use Assets, cost
As at beginning of the year/period	307,323	1,688,860	413,551
Add: New right-of-use asset recognized	1,487,466	-	-
Less: Termination	(105,860)	-	-
Less: Modification	(69)	1,014	248
As at end of the year/period	1,688,860	1,689,874	413,799

Right-Of-Use Assets, accumulated amortization
As at beginning of the year/period	137,297	278,632	68,229
Amortization of the year/period	214,646	177,083	43,362
Less: Termination	(73,311)	-	-
As at end of the year/period	278,632	455,715	111,591

Right-Of-Use Assets, carrying amount
As at beginning of the year/period	170,026	1,410,228	345,322
As at end of the year/period	1,410,228	1,234,159	302,208

Schedule of Lease Liability and Maturity of Lease
	As of
	December 31, 2025	June 30, 2026	June 30, 2026
	RM	RM	Convenience Translation USD
Lease Liability
As at beginning of the year/period	162,577	1,360,238	333,082
Add: New lease recognized	1,355,647	-	-
Add: Imputed interest	40,750	31,444	7,700
Less: Modification	(69)	1,014	248
Less: Principal repayment	(161,328)	(191,308)	(46,846)
Termination	(37,339)	-	-
As at end of the year/period	1,360,238	1,201,388	294,184

Lease liability current portion	323,500	330,501	80,930
Lease liability non-current portion	1,036,738	870,887	213,254
	1,360,238	1,201,388	294,184

Maturities of Lease
Year ending December 31, 2026	323,500	-	-
Year ending December 31, 2027	321,983	-	-
Year ending December 31, 2028	336,260	-	-
Year ending December 31, 2029	236,467	-	-
Year ending December 31, 2030	55,810	-	-
After December 31, 2030	86,218	-	-
	1,360,238	-	-

Maturities of Lease
Period ending June 30, 2027	-	330,501	80,930
Period ending June 30, 2028	-	316,163	77,419
Period ending June 30, 2029	-	385,859	94,485
Period ending June 30, 2030	-	54,382	13,317
Period ending June 30, 2031	-	54,981	13,463
After June 30, 2031	-	59,502	14,570
	-	1,201,388	294,184